UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21276

J.P. Morgan Fleming Series Trust
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Series Trust
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 100.6%
	Common Stocks — 100.1%
	Aerospace & Defense — 3.5%
9	AAR Corp. (a)	256
9	Armor Holdings, Inc. (a)	599
37	BE Aerospace, Inc. (a)	1,182
13	Ceradyne, Inc. (a)	738
2	DRS Technologies, Inc.	93
22	Ladish Co., Inc. (a)	810
33	Orbital Sciences Corp. (a)	613

		4,291

	Air Freight & Logistics — 0.4%
11	HUB Group, Inc., Class A (a)	313
8	UTI Worldwide, Inc. (United Kingdom)	189

		502

	Auto Components — 0.3%
7	Aftermarket Technology Corp. (a)	177
23	China Automotive Systems, Inc. (China) (a)	196

		373

	Beverages — 0.3%
12	Jones Soda Co. (a)	232
7	MGP Ingredients, Inc.	147

		379

	Biotechnology — 2.4%
6	BioMarin Pharmaceuticals, Inc. (a)	107
4	Cubist Pharmaceuticals, Inc. (a)	84
20	Digene Corp. (a)	857
8	Emergent Biosolutions, Inc. (a)	101
9	Isis Pharmaceuticals, Inc. (a)	81
7	Keryx Biopharmaceuticals, Inc. (a)	72
10	LifeCell Corp. (a)	258
19	Martek Biosciences Corp. (a)	392
4	Myriad Genetics, Inc. (a)	121
5	Nuvelo, Inc. (a)	18
20	Omrix Biopharmaceuticals, Inc. (a)	774
6	Regeneron Pharmaceuticals, Inc. (a)	121
6	Renovis, Inc. (a)	19

		3,005

	Capital Markets — 2.2%
5	Affiliated Managers Group, Inc. (a)	488
26	Apollo Investment Corp.	562
1	Cohen & Steers, Inc.	56
10	Investment Technology Group, Inc. (a)	404
7	Investors Financial Services Corp.	413
3	Thomas Weisel Partners Group, Inc. (a)	55
14	TradeStation Group, Inc. (a)	173
24	Waddell & Reed Financial, Inc., Class A	555

		2,706

	Chemicals — 2.6%
11	Agrium, Inc. (Canada)	426
16	Airgas, Inc.	687
17	CF Industries Holdings, Inc.	640
-(h)	FMC Corp.	30
2	H.B. Fuller Co.	65

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	Hercules, Inc. (a)	172
6	Lubrizol Corp.	309
22	Spartech Corp.	654
8	Zoltek Cos., Inc. (a)	270

		3,253

	Commercial Banks — 1.2%
3	Credicorp Ltd. (Bermuda)	166
3	Pinnacle Financial Partners, Inc. (a)	86
15	Signature Bank (a)	472
14	UCBH Holdings, Inc.	264
14	UMB Financial Corp.	517

		1,505

	Commercial Services & Supplies — 6.5%
8	ABM Industries, Inc.	211
13	Advisory Board Co. (The) (a)	653
8	Angelica Corp.	226
8	CRA International, Inc. (a)	407
69	Diamond Management & Technology Consultants, Inc.	801
66	eTelecare Global Solutions, Inc. ADR (Philippines) (a)	995
28	Healthcare Services Group	788
2	Herman Miller, Inc.	57
29	IHS, Inc., Class A (a)	1,184
19	Innerworkings, Inc. (a)	223
12	Kenexa Corp. (a)	366
3	Korn/Ferry International (a)	71
12	Labor Ready, Inc. (a)	230
6	PeopleSupport, Inc. (a)	71
5	Steelcase, Inc.	100
13	TeleTech Holdings, Inc. (a)	462
2	Volt Information Sciences, Inc. (a)	47
23	Watson Wyatt Worldwide, Inc., Class A	1,114

		8,006

	Communications Equipment — 3.4%
24	Acme Packet, Inc. (a)	350
5	Blue Coat Systems, Inc. (a)	191
25	C-COR, Inc. (a)	348
26	EMS Technologies, Inc. (a)	507
28	Foundry Networks, Inc. (a)	380
25	Harmonic, Inc. (a)	246
12	Nice Systems Ltd., ADR (Israel) (a)	395
36	Occam Networks, Inc. (a)	405
15	Oplink Communications, Inc. (a)	273
2	OpNext, Inc. (a)	28
9	Optium Corp. (a)	181
12	Polycom, Inc. (a)	383
10	Qiao Xing Universal Telephone, Inc. (China) (a)	173
19	Sierra Wireless (Canada) (a)	294

		4,154

	Computers & Peripherals — 0.3%
2	Neoware Systems, Inc. (a)	23
14	Novatel Wireless, Inc. (a)	222
21	STEC, Inc. (a)	144

		389

	Construction & Engineering — 1.0%
2	Chicago Bridge & Iron Co., N.V., New York Shares (Netherlands)	68
13	EMCOR Group, Inc. (a)	767
11	Quanta Services, Inc. (a)	282
2	Shaw Group, Inc. (The) (a)	59

		1,176

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Containers & Packaging — 0.9%
5	Greif, Inc., Class A	589
3	Myers Industries, Inc.	63
13	Rock-Tenn Co., Class A	435

		1,087

	Distributors — 0.1%
8	LKQ Corp. (a)	179

	Diversified Consumer Services — 1.3%
2	DeVry, Inc.	68
15	Laureate Education, Inc. (a)	902
50	Service Corp. International	587

		1,557

	Diversified Telecommunication Services — 0.5%
10	Atlantic Tele-Network, Inc.	269
12	BigBand Networks, Inc. (a)	209
6	CT Communications, Inc.	135

		613

	Electrical Equipment — 0.8%
3	Canadian Solar, Inc. (China) (a)	31
3	Energy Conversion Devices, Inc. (a)	88
3	First Solar, Inc. (a)	177
4	Genlyte Group, Inc. (a)	247
9	Regal-Beloit Corp.	431

		974

	Electronic Equipment & Instruments — 0.8%
10	Benchmark Electronics, Inc. (a)	215
9	Cognex Corp.	184
8	Daktronics, Inc.	219
3	Insight Enterprises, Inc. (a)	54
7	IPG Photonics Corp. (a)	131
2	Mellanox Technologies Ltd. (Israel) (a)	33
6	Radisys Corp. (a)	103

		939

	Energy Equipment & Services — 3.9%
6	Allis-Chalmers Energy, Inc. (a)	93
11	Atwood Oceanics, Inc. (a)	663
2	Core Laboratories N.V. (Netherlands) (a)	176
4	Dril-Quip, Inc. (a)	181
18	Global Industries Ltd (a)	333
13	Hercules Offshore, Inc. (a)	349
15	Oceaneering International, Inc. (a)	611
19	Parker Drilling Co. (a)	182
6	Patterson-UTI Energy, Inc.	128
32	Superior Energy Services, Inc. (a)	1,089
19	Tetra Technologies, Inc. (a)	460
3	Tidewater, Inc.	146
8	Unit Corp. (a)	395

		4,806

	Food & Staples Retailing — 0.2%
10	Central European Distribution Corp. (a)	284

	Food Products — 0.1%
8	SunOpta, Inc. (Canada) (a)	90

	Gas Utilities — 0.0% (g)
2	UGI Corp.	61

	Health Care Equipment & Supplies — 6.2%
5	Abaxis, Inc. (a)	126
53	Align Technology, Inc. (a)	845
5	Angiodynamics, Inc. (a)	76
6	Arthrocare Corp. (a)	227
5	Aspect Medical Systems, Inc. (a)	75
11	Cholestech Corp. (a)	196
25	Cutera, Inc. (a)	912
7	DexCom, Inc. (a)	54

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

4	Hansen Medical, Inc. (a)	78
15	Hologic, Inc. (a)	836
21	Immucor, Inc. (a)	627
24	Kyphon, Inc. (a)	1,075
3	Mentor Corp.	152
9	Natus Medical, Inc. (a)	159
3	Palomar Medical Technologies, Inc. (a)	131
3	Resmed, Inc. (a)	146
12	SonoSite, Inc. (a)	333
10	Viasys Healthcare, Inc. (a)	340
52	Wright Medical Group, Inc. (a)	1,168

		7,556

	Health Care Providers & Services — 5.1%
9	American Dental Partners, Inc. (a)	197
3	Centene Corp. (a)	59
10	Chindex International, Inc. (a)	174
7	Corvel Corp. (a)	218
11	Cross Country Healthcare, Inc. (a)	204
8	CryoLife, Inc. (a)	63
4	Emergency Medical Services Corp. (a)	115
10	HealthExtras, Inc. (a)	281
20	HealthSpring, Inc. (a)	464
4	Healthways, Inc. (a)	179
5	inVentiv Health, Inc. (a)	173
12	LHC Group, Inc. (a)	402
10	Nighthawk Radiology Holdings, Inc. (a)	189
31	Pediatrix Medical Group, Inc. (a)	1,757
11	Psychiatric Solutions, Inc. (a)	447
34	Symbion, Inc. (a)	667
7	United Surgical Partners International, Inc. (a)	225
12	VCA Antech, Inc. (a)	421

		6,235

	Health Care Technology — 0.7%
12	Allscripts Healthcare Solutions, Inc. (a)	331
9	Omnicell, Inc. (a)	193
7	Phase Forward, Inc. (a)	87
5	Systems Xcellence, Inc. (Canada) (a)	92
4	Vital Images, Inc. (a)	141

		844

	Hotels, Restaurants & Leisure — 4.4%
3	Buffalo Wild Wings, Inc. (a)	222
8	California Pizza Kitchen, Inc. (a)	270
17	CKE Restaurants, Inc.	321
2	Ctrip.com International Ltd. ADR (China)	122
1	Jack in the Box, Inc. (a)	76
19	Orient-Express Hotels Ltd., Class H (Bermuda)	1,143
6	Panera Bread Co., Class A (a)	360
16	Pinnacle Entertainment, Inc. (a)	456
20	Red Robin Gourmet Burgers, Inc. (a)	780
24	Scientific Games Corp., Class A (a)	778
13	Triarc Cos., Inc., Class B	222
11	Vail Resorts, Inc. (a)	603

		5,353

	Household Durables — 0.6%
4	Desarrolladora Homex S.A. de C.V. ADR (Mexico) (a)	230
13	Helen of Troy Ltd. (Bermuda) (a)	293
19	Syntax-Brillian Corp. (a)	158

		681

	Household Products — 0.2%
5	Central Garden & Pet Co. (a)	80
11	Central Garden & Pet Co., Class A (a)	159

		239

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Insurance — 0.3%
4	eHealth, Inc. (a)	87
10	IPC Holdings Ltd. (Bermuda)	280

		367

	Internet & Catalog Retail — 0.1%
11	Gmarket, Inc. ADR (South Korea) (a)	182

	Internet Software & Services — 4.7%
13	aQuantive, Inc. (a)	359
10	DealerTrack Holdings, Inc. (a)	301
11	DivX, Inc. (a)	211
12	Greenfield Online, Inc. (a)	197
16	Interwoven, Inc. (a)	264
15	Knot, Inc. (The) (a)	321
10	Liquidity Services, Inc. (a)	169
7	Perficient, Inc. (a)	146
213	SkillSoft plc ADR (Ireland) (a)	1,784
140	SonicWALL, Inc. (a)	1,173
17	SupportSoft, Inc. (a)	96
4	Travelzoo, Inc. (a)	149
15	ValueClick, Inc. (a)	383
10	Vignette Corp. (a)	184

		5,737

	IT Services — 6.1%
16	CACI International, Inc., Class A (a)	740
15	Convergys Corp. (a)	376
28	Covansys Corp. (a)	684
42	eFunds Corp. (a)	1,130
26	ExlService Holdings, Inc. (a)	528
43	Forrester Research, Inc. (a)	1,208
6	Gartner, Inc. (a)	139
14	infoUSA, Inc.	138
12	Lightbridge, Inc. (a)	209
5	RightNow Technologies, Inc. (a)	77
11	SYKES Enterprises, Inc. (a)	192
19	VeriFone Holdings, Inc. (a)	683
5	WNS Holdings, Ltd. ADR (India) (a)	155
39	Wright Express Corp. (a)	1,180

		7,439

	Leisure Equipment & Products — 0.1%
7	Smith & Wesson Holding Corp. (a)	94

	Life Sciences Tools & Services — 0.6%
43	Bruker BioSciences Corp. (a)	457
9	Exelixis, Inc. (a)	92
3	Varian, Inc. (a)	181

		730

	Machinery — 3.6%
9	Actuant Corp., Class A	431
9	Bucyrus International, Inc.	438
7	Cascade Corp.	425
5	Dynamic Materials Corp. (a)	166
6	ESCO Technologies, Inc. (a)	264
4	Force Protection, Inc. (a)	71
27	Gardner Denver, Inc. (a)	955
7	Harsco Corp.	323
7	Kadant, Inc. (a)	183
2	Middleby Corp. (The) (a)	303
14	RBC Bearings, Inc. (a)	455
4	Robbins & Myers, Inc.	134
5	TurboChef Technologies, Inc. (a)	75
1	Valmont Industries, Inc.	64
6	Wabtec Corp.	193

		4,480

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Marine — 0.9%
20	Diana Shipping, Inc. (Greece)	356
13	Excel Maritime Carriers Ltd. (Greece) (a)	227
9	Genco Shipping & Trading Ltd.	280
8	Horizon Lines Inc., Class A	262

		1,125

	Media — 2.6%
143	CKX, Inc. (a)	1,587
7	Focus Media Holding Ltd. ADR (China) (a)	555
7	Lee Enterprises, Inc.	222
44	Outdoor Channel Holdings, Inc. (a)	448
21	World Wrestling Entertainment, Inc., Class A	349
8	Xinhua Finance Media Ltd. ADR (China) (a)	90

		3,251

	Metals & Mining — 1.5%
5	Brush Engineered Materials, Inc. (a)	237
13	Century Aluminum Co. (a)	628
53	Northgate Minerals Corp. (Canada) (a)	185
10	Quanex Corp.	407
9	Steel Dynamics, Inc.	384

		1,841

	Multi-Utilities — 0.5%
13	PNM Resources, Inc.	430
6	Puget Energy, Inc.	159

		589

	Multiline Retail — 0.8%
18	Big Lots, Inc. (a)	572
12	Dollar Tree Stores, Inc. (a)	440

		1,012

	Oil, Gas & Consumable Fuels — 1.7%
4	ATP Oil & Gas Corp. (a)	158
1	Calumet Specialty Products Partners LP	43
8	Carrizo Oil & Gas, Inc. (a)	290
15	Comstock Resources, Inc. (a)	397
19	EXCO Resources, Inc. (a)	307
3	GMX Resources, Inc. (a)	92
15	Massey Energy Co.	365
21	PetroHawk Energy Corp. (a)	277
4	Quicksilver Resources, Inc. (a)	143

		2,072

	Paper & Forest Products — 0.4%
40	Mercer International, Inc. (a)	476

	Personal Products — 0.1%
11	American Oriental Bioengineering, Inc. (China) (a)	107

	Pharmaceuticals — 2.0%
3	Medicis Pharmaceutical Corp., Class A	105
53	Noven Pharmaceuticals, Inc. (a)	1,223
6	Penwest Pharmaceuticals Co. (a)	65
13	Salix Pharmaceuticals Ltd. (a)	160
72	Santarus, Inc. (a)	503
9	Sciele Pharma, Inc. (a)	202
24	SuperGen, Inc. (a)	140

		2,398

	Real Estate Investment Trusts (REITs) — 0.9%
10	Alesco Financial, Inc.	84
5	BioMed Realty Trust, Inc.	124
2	Gramercy Capital Corp.	55
6	Medical Properties Trust, Inc.	87
18	RAIT Financial Trust	489
6	Ventas, Inc.	265

		1,104

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Management & Development — 0.6%
130	Move, Inc. (a)	718

	Road & Rail — 0.3%
8	Landstar System, Inc.	362

	Semiconductors & Semiconductor Equipment — 6.3%
30	Amkor Technology, Inc. (a)	377
15	Atheros Communications, Inc. (a)	369
11	Atmel Corp. (a)	56
11	Cymer, Inc. (a)	449
6	Diodes, Inc. (a)	199
7	Exar Corp. (a)	98
7	FEI Co. (a)	245
5	Hittite Microwave Corp. (a)	185
9	Intevac, Inc. (a)	245
50	Micrel, Inc. (a)	553
45	Microsemi Corp. (a)	932
7	Photronics, Inc. (a)	114
6	Power Integrations, Inc. (a)	131
11	Rudolph Technologies, Inc. (a)	184
9	Sigma Designs, Inc. (a)	226
8	Silicon Image, Inc. (a)	63
99	Silicon Storage Technology, Inc. (a)	489
36	Standard Microsystems Corp. (a)	1,087
5	Supertex, Inc. (a)	162
10	Tessera Technologies, Inc. (a)	415
27	Trident Microsystems, Inc. (a)	542
2	Varian Semiconductor Equipment Associates, Inc. (a)	128
23	Verigy Ltd. (Singapore) (a)	530

		7,779

	Software — 8.2%
11	Actuate Corp. (a)	58
33	Aladdin Knowledge Systems Ltd., (Israel) (a)	575
16	Ansoft Corp. (a)	509
29	Blackboard, Inc. (a)	965
48	CDC Corp., Class A (Hong Kong) (a)	438
32	CommVault Systems, Inc. (a)	514
13	Concur Technologies, Inc. (a)	223
6	Factset Research Systems, Inc.	387
20	FalconStor Software, Inc. (a)	206
5	Glu Mobile, Inc. (a)	53
49	i2 Technologies, Inc. (a)	1,166
10	Interactive Intelligence, Inc. (a)	152
2	Manhattan Associates, Inc. (a)	44
11	Mentor Graphics Corp. (a)	185
13	MICROS Systems, Inc. (a)	680
28	Net 1 UEPS Technologies Inc. (South Africa) (a)	697
22	Nuance Communications, Inc. (a)	341
19	Opsware, Inc. (a)	137
1	Parametric Technology Corp. (a)	27
7	Progress Software Corp. (a)	228
8	Secure Computing Corp. (a)	59
26	Smith Micro Software, Inc. (a)	481
9	Sourcefire, Inc. (a)	162
3	Synchronoss Technologies, Inc. (a)	43
38	Transaction Systems Architects, Inc. (a)	1,241
19	Vasco Data Security International (a)	341
6	Verint Systems, Inc. (a)	183

		10,095

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail — 4.5%
3	Aeropostale, Inc. (a)	105
11	Brown Shoe Co., Inc.	454
9	Buckle, Inc. (The)	332
7	Charlotte Russe Holding, Inc. (a)	196
13	Children’s Place Retail Stores, Inc. (The) (a)	725
13	Christopher & Banks Corp.	245
7	Citi Trends, Inc. (a)	298
24	Coldwater Creek, Inc. (a)	489
14	Dick’s Sporting Goods, Inc. (a)	816
10	Dress Barn, Inc. (a)	208
4	DSW, Inc., Class A (a)	169
27	Golfsmith International Holdings, Inc. (a)	237
3	Guitar Center, Inc. (a)	126
17	Jo-Ann Stores, Inc. (a)	458
2	Payless ShoeSource, Inc. (a)	63
4	Rent-A-Center, Inc. (a)	120
6	Tween Brands, Inc. (a)	218
6	Zumiez, Inc. (a)	258

		5,517

	Textiles, Apparel & Luxury Goods — 2.4%
8	Heelys, Inc. (a)	223
11	Iconix Brand Group, Inc. (a)	223
17	Perry Ellis International, Inc. (a)	557
8	Phillips-Van Heusen Corp.	494
4	Skechers U.S.A., Inc., Class A (a)	141
7	Volcom, Inc. (a)	229
33	Warnaco Group, Inc. (The) (a)	951
2	Wolverine World Wide, Inc.	68

		2,886

	Thrifts & Mortgage Finance — 0.0% (g)
-(h)	New York Community Bancorp, Inc.	-(h	)

	Tobacco — 0.8%
63	Alliance One International, Inc. (a)	580
6	Universal Corp.	350

		930

	Trading Companies & Distributors — 0.2%
5	Beacon Roofing Supply, Inc. (a)	73
4	TransDigm Group, Inc. (a)	149

		222

	Total Common Stocks (Cost $98,084)	122,750

	Investment Company — 0.5%
	Equity Fund — 0.5%
9	iShares Russell 2000 Index Fund (Cost $698)	699

	Total Long-Term Investments (Cost $98,782)	123,449

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,319	JPMorgan Prime Money Market Fund (b) (Cost $1,319)	1,319

	Total Investments — 101.7% (Cost $100,101)	124,768
	Liabilities in Excess of Other Assets — (1.7)%	(2,134)

	NET ASSETS — 100.0%	$122,634

JPMorgan Multi-Manager Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
ADR	American Depositary Receipt

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,008
Aggregate gross unrealized depreciation	(3,341)

Net unrealized appreciation/depreciation	$24,667

Federal income tax cost of investments	$100,101

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.5%
	Common Stocks — 97.6%
	Aerospace & Defense — 3.2%
19	AAR Corp. (a) (m)	529
19	Alliant Techsystems, Inc. (a)	1,712
2	Ceradyne, Inc. (a)	82
6	Curtiss-Wright Corp.	239
11	DRS Technologies, Inc.	580
5	Esterline Technologies Corp. (a)	193
1	Heico Corp.	44
51	Hexcel Corp. (a)	1,002
54	Moog, Inc., Class A (a)	2,264
3	Orbital Sciences Corp. (a)	62
2	Triumph Group, Inc.	100

		6,807

	Air Freight & Logistics — 0.2%
13	Forward Air Corp.	425

	Airlines — 1.3%
41	Alaska Air Group, Inc. (a)	1,574
12	ExpressJet Holdings, Inc. (a)	70
17	Republic Airways Holdings, Inc. (a)	399
29	Skywest, Inc.	786

		2,829

	Auto Components — 0.8%
4	Aftermarket Technology Corp. (a)	105
2	American Axle & Manufacturing Holdings, Inc.	52
28	ArvinMeritor, Inc.	518
2	Lear Corp. (a)	55
4	Modine Manufacturing Co.	96
2	Sauer-Danfoss, Inc.	51
30	Tenneco, Inc. (a)	774
5	Visteon Corp. (a)	46

		1,697

	Automobiles — 0.1%
8	Winnebago Industries, Inc.	252

	Biotechnology — 0.2%
3	Applera Corp. - Celera Group (a)	41
2	Arena Pharmaceuticals, Inc. (a)	25
2	Cubist Pharmaceuticals, Inc. (a)	35
14	Incyte Corp. (a)	94
-(h)	Martek Biosciences Corp. (a)	8
2	Progenics Pharmaceuticals, Inc. (a)	45
2	Regeneron Pharmaceuticals, Inc. (a)	39
4	Savient Pharmaceuticals, Inc. (a)	45
1	United Therapeutics Corp. (a)	75

		407

	Building Products — 0.9%
2	Ameron International Corp.	105
2	Apogee Enterprises, Inc.	46
1	Builders FirstSource, Inc. (a)	21
40	Lennox International, Inc.	1,423
3	NCI Building Systems, Inc. (a)	124
4	Universal Forest Products, Inc.	179

		1,898

	Capital Markets — 3.7%
10	Affiliated Managers Group, Inc. (a)	1,081
62	Apollo Investment Corp.	1,320
17	Calamos Asset Management, Inc., Class A	387
29	Eaton Vance Corp.	1,026
-(h)	Greenhill & Co., Inc.	25
35	Jefferies Group, Inc.	1,007
11	Knight Capital Group, Inc., Class A (a)	174
22	LaBranche & Co., Inc. (a)	182
7	MCG Capital Corp.	126
1	Piper Jaffray Cos. (a)	87
74	Raymond James Financial, Inc.	2,193
4	SWS Group, Inc.	94
13	Technology Investment Capital Corp.	224

		7,926

	Chemicals — 2.8%
5	CF Industries Holdings, Inc.	208
14	Cytec Industries, Inc.	776
11	FMC Corp.	803
3	Georgia Gulf Corp.	44
8	H.B. Fuller Co.	224
13	Hercules, Inc. (a)	248
2	Innospec, Inc. (United Kingdom)	104
2	Minerals Technologies, Inc.	93
1	NewMarket Corp.	57
2	OM Group, Inc. (a)	80
5	Rockwood Holdings, Inc. (a)	127
37	Scotts Miracle-Gro Co. (The), Class A	1,647
8	Sensient Technologies Corp.	201
6	Spartech Corp.	161
37	Valspar Corp.	1,042
6	W.R. Grace & Co. (a)	148

		5,963

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Commercial Banks — 6.8%
2	1st Source Corp.	47
2	Amcore Financial, Inc.	60
1	AmericanWest Bancorp	28
2	Ameris Bancorp	49
2	BancFirst Corp.	70
3	Bank of Granite Corp.	56
1	Banner Corp.	58
15	Boston Private Financial Holdings, Inc.	424
2	Camden National Corp.	65
1	Capital Corp. of the West	33
2	Capitol Bancorp Ltd.	66
-(h)	Cardinal Financial Corp.	1
2	Cathay General Bancorp	51
37	Centennial Bank Holdings, Inc. (a)	317
6	Central Pacific Financial Corp.	227
2	Chemical Financial Corp.	72
30	Citizens Banking Corp.	656
5	City Holding Co.	194
7	Colonial BancGroup, Inc. (The)	176
-(h)	Columbia Bancorp	10
2	Columbia Banking System, Inc.	69
3	Community Bank System, Inc.	54
3	Community Trust Bancorp, Inc.	119
5	Cullen/Frost Bankers, Inc.	262
1	Farmers Capital Bank Corp.	38
56	First Bancorp	744
2	First Community Bancshares, Inc.	66
1	First Regional Bancorp (a)	42
4	First Republic Bank	228
28	FirstMerit Corp.	587
2	FNB Corp.	54
2	Great Southern Bancorp, Inc.	53
5	Greater Bay Bancorp	145
1	Greene County Bancshares, Inc.	44
18	Hanmi Financial Corp.	347
1	Heartland Financial USA, Inc.	37
1	Heritage Commerce Corp.	28
1	Horizon Financial Corp.	32
6	IBERIABANK Corp.	345
5	Independent Bank Corp. of Massachusetts	152
6	Independent Bank Corp. of Michigan	126
3	Integra Bank Corp.	56
2	Intervest Bancshares Corp. (a)	55
8	Irwin Financial Corp.	155
1	Lakeland Financial Corp.	27
3	MainSource Financial Group, Inc.	55
26	MB Financial, Inc.	948
2	MBT Financial Corp.	22
2	Mercantile Bank Corp.	61
3	Mid-State Bancshares	92
4	Nara Bancorp, Inc.	75
3	National Penn Bancshares, Inc.	63
-(h)	Old Second Bancorp, Inc.	5
14	Oriental Financial Group	160
30	Pacific Capital Bancorp	951
2	Peoples Bancorp, Inc.	48
14	PrivateBancorp, Inc.	494
15	Prosperity Bancshares, Inc.	518
3	Provident Bankshares Corp.	99
10	R&G Financial Corp., Class B (a)	52
2	Renasant Corp.	51
1	Republic Bancorp, Inc., Class A	20
-(h)	Royal Bancshares of Pennsylvania	3
1	Santander BanCorp	18
-(h)	SCBT Financial Corp.	16
2	Security Bank Corp.	38
-(h)	Sierra BanCorp	8
2	Simmons First National Corp., Class A	54
6	Southwest Bancorp, Inc.	146
9	Sterling Bancshares, Inc.	100
3	Sterling Financial Corp.	73
59	Sterling Financial Corp.	1,848
2	Taylor Capital Group, Inc.	63
2	TriCo Bancshares	43
6	Trustmark Corp.	163
13	UCBH Holdings, Inc.	242
6	Umpqua Holdings Corp.	155
7	Union Bankshares Corp.	185
2	United Bancshares, Inc.	56
10	West Coast Bancorp	310
4	Westamerica Bancorp	173
8	Wintrust Financial Corp.	339
7	Yardville National Bancorp	265

		14,537

	Commercial Services & Supplies — 4.5%
9	Administaff, Inc.	306
58	Allied Waste Industries, Inc. (a)	732

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Consolidated Graphics, Inc. (a)	133
-(h)	CRA International, Inc. (a)	21
7	Deluxe Corp.	245
1	Ennis, Inc.	38
6	GEO Group, Inc. (The) (a)	277
26	Healthcare Services Group, Inc.	735
18	HNI Corp.	849
12	IKON Office Solutions, Inc.	172
3	John H. Harland Co.	149
4	Kforce, Inc. (a)	56
22	McGrath Rentcorp	710
11	On Assignment, Inc. (a)	138
13	School Specialty, Inc. (a)	469
10	Spherion Corp. (a)	86
12	Team, Inc. (a)	451
7	TeleTech Holdings, Inc. (a)	264
1	Tetra Tech, Inc. (a)	15
2	United Stationers, Inc. (a)	114
4	Viad Corp.	135
1	Volt Information Sciences, Inc. (a)	16
102	Waste Connections, Inc. (a)	3,044
1	Waste Services, Inc. (Canada) (a)	11
11	Watson Wyatt Worldwide, Inc., Class A	521

		9,687

	Communications Equipment — 1.5%
49	Arris Group, Inc. (a)	684
5	Avocent Corp. (a)	127
2	Bel Fuse, Inc., Class B	74
2	Black Box Corp.	77
2	C-COR, Inc. (a)	29
15	Ciena Corp. (a)	426
26	CommScope, Inc. (a)	1,134
4	Digi International, Inc. (a)	48
3	Ditech Networks, Inc. (a)	20
7	Finisar Corp. (a)	24
4	Foundry Networks, Inc. (a)	57
4	Inter-Tel, Inc.	104
5	MasTec, Inc. (a)	53
4	MRV Communications, Inc. (a)	13
7	Optical Communication Products, Inc. (a)	9
2	Polycom, Inc. (a)	63
10	Powerwave Technologies, Inc. (a)	56
2	SafeNet, Inc. (a)	52
6	Sycamore Networks, Inc. (a)	23
4	UTStarcom, Inc. (a)	32

		3,105

	Computers & Peripherals — 0.5%
10	Adaptec, Inc. (a)	37
37	Brocade Communications Systems, Inc. (a)	356
7	Electronics for Imaging, Inc. (a)	155
2	Emulex Corp. (a)	35
9	Gateway, Inc. (a)	19
2	Hutchinson Technology, Inc. (a)	49
4	Imation Corp.	158
2	Komag, Inc. (a)	65
10	Palm, Inc. (a)	172
39	Quantum Corp. (a)	105

		1,151

	Construction & Engineering — 0.8%
2	EMCOR Group, Inc. (a)	88
2	Granite Construction, Inc.	127
34	URS Corp. (a)	1,433
2	Washington Group International, Inc. (a)	153

		1,801

	Construction Materials — 0.3%
2	Eagle Materials, Inc.	103
25	Headwaters, Inc. (a)	550

		653

	Consumer Finance — 2.0%
4	Advanta Corp., Class B	184
21	Cash America International, Inc.	862
49	CompuCredit Corp. (a)	1,539
9	Dollar Financial Corp. (a)	231
25	First Cash Financial Services, Inc. (a)	556
4	Student Loan Corp. (The)	688
7	World Acceptance Corp. (a)	268

		4,328

	Containers & Packaging — 0.5%
2	Greif, Inc., Class A	211
8	Myers Industries, Inc.	144
7	Rock-Tenn Co., Class A	246
7	Silgan Holdings, Inc.	373

		974

	Distributors — 0.1%
5	Building Materials Holding Corp.	85
2	Keystone Automotive Industries, Inc. (a)	54

		139

	Diversified Consumer Services — 0.5%
20	Regis Corp.	798
18	Stewart Enterprises, Inc., Class A	143
3	Vertrue, Inc. (a)	159

		1,100

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Financial Services — 0.5%
25	Asset Acceptance Capital Corp. (a)	387
26	Financial Federal Corp.	697
2	Marlin Business Services Corp. (a)	44
3	Medallion Financial Corp.	34

		1,162

	Diversified Telecommunication Services — 1.1%
281	Cincinnati Bell, Inc. (a)	1,319
16	Consolidated Communications Holdings, Inc.	314
8	CT Communications, Inc.	198
4	General Communication, Inc., Class A (a)	60
8	Level 3 Communications, Inc. (a)	47
2	North Pittsburgh Systems, Inc.	39
23	Premiere Global Services, Inc. (a)	261
5	RCN Corp. (a)	133
2	SureWest Communications	37
2	Time Warner Telecom, Inc., Class A (a)	31

		2,439

	Electric Utilities — 1.2%
6	Cleco Corp.	147
10	El Paso Electric Co. (a)	250
5	Idacorp, Inc.	163
3	UIL Holdings Corp.	100
11	UniSource Energy Corp.	428
50	Westar Energy, Inc.	1,377

		2,465

	Electrical Equipment — 1.2%
14	A.O. Smith Corp.	535
4	Acuity Brands, Inc.	234
2	Belden CDT, Inc.	102
24	General Cable Corp. (a)	1,301
1	Genlyte Group, Inc. (a)	99
5	Regal-Beloit Corp.	213

		2,484

	Electronic Equipment & Instruments — 2.5%
6	Aeroflex, Inc. (a)	82
7	Agilysys, Inc.	155
2	Anixter International, Inc. (a)	152
32	Benchmark Electronics, Inc. (a)	654
29	Brightpoint, Inc. (a)	330
33	Checkpoint Systems, Inc. (a)	786
2	Coherent, Inc. (a)	51
6	CTS Corp.	83
1	Electro Scientific Industries, Inc. (a)	23
34	FLIR Systems, Inc. (a)	1,209
-(h)	Global Imaging Systems, Inc. (a)	4
2	Insight Enterprises, Inc. (a)	29
13	Itron, Inc. (a)	849
3	KEMET Corp. (a)	25
6	Newport Corp. (a)	90
2	Park Electrochemical Corp.	46
1	Paxar Corp. (a)	37
2	Plexus Corp. (a)	29
2	RadiSys Corp. (a)	31
133	Sanmina-SCI Corp. (a)	480
1	SYNNEX Corp. (a)	25
2	Technitrol, Inc.	42
4	TTM Technologies, Inc. (a)	37

		5,249

	Energy Equipment & Services — 2.0%
2	Bristow Group, Inc. (a)	66
3	Gulfmark Offshore, Inc. (a)	131
2	Hanover Compressor Co. (a)	45
2	Lone Star Technologies, Inc. (a)	119
27	Oceaneering International, Inc. (a)	1,130
30	Oil States International, Inc. (a)	963
3	RPC, Inc.	50
8	Trico Marine Services, Inc. (a)	313
3	Union Drilling, Inc. (a)	45
20	Universal Compression Holdings, Inc. (a)	1,340

		4,202

	Food & Staples Retailing — 1.6%
31	Great Atlantic & Pacific Tea Co., Inc.	1,042
3	Nash Finch Co.	93
39	Pantry, Inc. (The) (a)	1,745
21	Pathmark Stores, Inc. (a)	274
1	Ruddick Corp.	42
9	Spartan Stores, Inc.	236

		3,432

	Food Products — 0.7%
11	Corn Products International, Inc.	406
3	Lancaster Colony Corp.	128
1	Premium Standard Farms, Inc.	27
13	Ralcorp Holdings, Inc. (a)	836
2	Reddy Ice Holdings, Inc.	67

		1,464

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Gas Utilities — 1.5%
6	Laclede Group, Inc. (The)	183
7	New Jersey Resources Corp.	325
5	Nicor, Inc.	218
25	Northwest Natural Gas Co.	1,164
17	ONEOK, Inc.	756
4	South Jersey Industries, Inc.	137
10	Southwest Gas Corp.	377

		3,160

	Health Care Equipment & Supplies — 0.6%
1	Biosite, Inc. (a)	118
5	CONMED Corp. (a)	140
1	Greatbatch, Inc. (a)	36
3	HealthTronics, Inc. (a)	16
1	ICU Medical, Inc. (a)	47
10	Invacare Corp.	169
3	LifeCell Corp. (a)	63
15	Medical Action Industries, Inc. (a)	362
13	STERIS Corp.	345
-(h)	SurModics, Inc. (a)	7
2	Viasys Healthcare, Inc. (a)	51

		1,354

	Health Care Providers & Services — 4.4%
8	Alliance Imaging, Inc. (a)	72
32	AMERIGROUP Corp. (a)	967
5	AMN Healthcare Services, Inc. (a) (m)	120
1	Apria Healthcare Group, Inc. (a)	42
22	Centene Corp. (a)	455
-(h)	Coventry Health Care, Inc. (a)	-(h	)
-(h)	Genesis HealthCare Corp. (a)	19
13	Gentiva Health Services, Inc. (a)	252
31	HealthSpring, Inc. (a)	721
17	Healthways, Inc. (a)	790
4	Kindred Healthcare, Inc. (a)	118
25	LHC Group, Inc. (a)	822
34	Magellan Health Services, Inc. (a)	1,436
2	Molina Healthcare, Inc. (a)	46
22	Owens & Minor, Inc.	805
27	Pediatrix Medical Group, Inc. (a)	1,547
5	PSS World Medical, Inc. (a)	108
5	Psychiatric Solutions, Inc. (a)	218
1	Res-Care, Inc. (a)	25
23	Sunrise Senior Living, Inc. (a)	893

		9,456

	Hotels, Restaurants & Leisure — 2.8%
20	AFC Enterprises, Inc. (a)	397
1	Ameristar Casinos, Inc.	39
-(h)	Bob Evans Farms, Inc.	4
22	Brinker International, Inc.	731
9	Domino’s Pizza, Inc.	282
6	Jack in the Box, Inc. (a)	380
2	Papa John’s International, Inc. (a)	50
54	Pinnacle Entertainment, Inc. (a)	1,555
72	Six Flags, Inc. (a)	432
28	Sonic Corp. (a)	632
40	Triarc Cos., Inc., Class B	681
16	Vail Resorts, Inc. (a)	853

		6,036

	Household Durables — 2.0%
4	Ethan Allen Interiors, Inc.	124
11	Harman International Industries, Inc.	1,038
20	Hovnanian Enterprises, Inc., Class A (a)	493
4	Kimball International, Inc., Class B	83
15	Meritage Homes Corp. (a)	482
4	Sealy Corp.	73
15	Snap-On, Inc.	731
29	Standard-Pacific Corp.	605
21	Tupperware Brands Corp.	521
2	WCI Communities, Inc. (a)	43

		4,193

	Household Products — 0.3%
48	Central Garden & Pet Co. (a)	711

	Independent Power Producers & Energy Traders — 0.0% (g)
1	Black Hills Corp.	48

	Industrial Conglomerates — 0.5%
15	Teleflex, Inc.	996

	Insurance — 6.2%
122	American Equity Investment Life Holding Co.	1,606
2	American Physicians Capital, Inc. (a)	82
5	Argonaut Group, Inc. (a)	165
33	Delphi Financial Group, Inc.	1,311
2	Direct General Corp.	38
2	FPIC Insurance Group, Inc. (a)	76
2	Harleysville Group, Inc.	62
31	HCC Insurance Holdings, Inc.	970
24	Hilb, Rogal & Hobbs Co.	1,156
2	Infinity Property & Casualty Corp.	113
1	James River Group, Inc.	28
3	LandAmerica Financial Group, Inc.	229
2	Navigators Group, Inc. (a)	105
10	Odyssey Re Holdings Corp.	377
60	Ohio Casualty Corp.	1,782

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

28	Philadelphia Consolidated Holding Co. (a)	1,245
2	Phoenix Cos., Inc. (The)	26
21	PMA Capital Corp., Class A (a)	193
-(h)	ProAssurance Corp. (a)	15
15	Protective Life Corp.	647
1	RLI Corp.	66
5	Safety Insurance Group, Inc.	205
3	SeaBright Insurance Holdings, Inc. (a)	61
7	Selective Insurance Group	178
20	State Auto Financial Corp.	643
3	Stewart Information Services Corp.	125
40	United Fire & Casualty Co.	1,402
8	Zenith National Insurance Corp.	392

		13,298

	Internet & Catalog Retail — 0.1%
7	FTD Group, Inc.	112
4	Systemax, Inc.	81

		193

	Internet Software & Services — 0.8%
44	Ariba, Inc. (a)	415
6	Interwoven, Inc. (a)	101
3	iPass, Inc. (a)	14
12	SAVVIS, Inc. (a)	579
5	SonicWALL, Inc. (a)	44
14	United Online, Inc.	202
23	Vignette Corp. (a)	426
3	webMethods, Inc. (a)	24

		1,805

	IT Services — 2.0%
25	BearingPoint, Inc. (a)	188
6	CACI International, Inc., Class A (a)	267
7	CIBER, Inc. (a)	58
4	Covansys Corp. (a)	106
50	CSG Systems International, Inc. (a)	1,256
6	Gartner, Inc. (a)	148
24	Global Payments, Inc.	821
1	infoUSA, Inc.	7
3	Lightbridge, Inc. (a)	44
2	ManTech International Corp., Class A (a)	60
1	MAXIMUS, Inc.	41
26	MoneyGram International, Inc.	722
8	Perot Systems Corp., Class A (a)	138
1	SI International, Inc. (a)	40
1	StarTek, Inc.	14
4	SYKES Enterprises, Inc. (a)	66
2	TALX Corp.	56
26	Tyler Technologies, Inc. (a)	325

		4,357

	Leisure Equipment & Products — 0.4%
11	Brunswick Corp.	360
6	JAKKS Pacific, Inc. (a)	153
14	K2, Inc. (a)	168
3	RC2 Corp. (a)	105
2	Steinway Musical Instruments, Inc.	64

		850

	Life Sciences Tools & Services — 1.3%
2	Bio-Rad Laboratories, Inc., Class A (a)	140
19	Covance, Inc. (a)	1,151
7	Exelixis, Inc. (a)	71
1	Medivation, Inc. (a)	26
3	Nektar Therapeutics (a)	34
38	Pharmaceutical Product Development, Inc.	1,273

		2,695

	Machinery — 3.6%
14	Actuant Corp., Class A	721
1	Astec Industries, Inc. (a)	56
12	Barnes Group, Inc.	267
14	Briggs & Stratton Corp.	421
18	Bucyrus International, Inc.	929
2	Cascade Corp.	114
2	CIRCOR International, Inc.	75
9	EnPro Industries, Inc. (a)	317
1	Gehl Co. (a)	30
21	Harsco Corp.	946
14	IDEX Corp.	712
-(h)	Kadant, Inc. (a)	8
2	Mueller Industries, Inc.	45
1	NACCO Industries, Inc., Class A	179
17	Nordson Corp.	792
2	Tennant Co.	60
28	Timken Co.	849
5	Valmont Industries, Inc.	295
32	Wabash National Corp.	496
7	Wabtec Corp.	252
3	Watts Water Technologies, Inc., Class A	103

		7,667

	Media — 1.1%
1	Arbitron, Inc.	61
29	Belo Corp., Class A	547
128	Charter Communications, Inc., Class A (a)	356

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

9	Cox Radio, Inc., Class A (a)	117
6	Entercom Communications Corp., Class A	172
5	Journal Register Co.	29
14	Lee Enterprises, Inc.	418
-(h)	Lin TV Corp., Class A (a)	5
8	LodgeNet Entertainment Corp. (a)	233
2	Media General, Inc., Class A	57
2	ProQuest Co. (a)	20
20	Radio One, Inc., Class D (a)	126
5	Scholastic Corp. (a)	140
1	Sinclair Broadcast Group, Inc., Class A	20
2	Valassis Communications, Inc. (a)	31
7	Westwood One, Inc.	48

		2,380

	Metals & Mining — 1.8%
5	Chaparral Steel Co.	303
45	Cleveland-Cliffs, Inc.	2,885
7	Commercial Metals Co.	226
2	Gibraltar Industries, Inc.	38
5	NN, Inc.	63
7	Quanex Corp.	277
2	Ryerson, Inc.	59
2	Schnitzer Steel Industries, Inc.	72

		3,923

	Multi-Utilities — 1.0%
15	Avista Corp.	359
2	CH Energy Group, Inc.	92
30	PNM Resources, Inc.	977
29	Vectren Corp.	817

		2,245

	Multiline Retail — 0.2%
10	Big Lots, Inc. (a)	319
2	Bon-Ton Stores, Inc. (The)	124
4	Retail Ventures, Inc. (a)	90

		533

	Oil, Gas & Consumable Fuels — 3.4%
7	Alon USA Energy, Inc.	242
21	Arena Resources, Inc. (a)	1,059
20	Arlington Tankers Ltd. (Bermuda)	471
3	Bois d’Arc Energy, Inc. (a)	36
28	Cabot Oil & Gas Corp.	1,861
1	Callon Petroleum Co. (a)	19
3	Comstock Resources, Inc. (a)	88
4	Energy Partners Ltd. (a)	67
1	Giant Industries, Inc. (a)	106
25	Gulfport Energy Corp. (a)	336
37	Harvest Natural Resources, Inc. (a)	364
2	Houston Exploration Co. (a)	124
5	PetroHawk Energy Corp. (a)	61
40	Rosetta Resources, Inc. (a)	828
19	St. Mary Land & Exploration Co.	688
4	Stone Energy Corp. (a)	125
19	Swift Energy Co. (a)	773
1	USEC, Inc. (a)	18
2	Western Refining, Inc.	86

		7,352

	Paper & Forest Products — 0.5%
25	Buckeye Technologies, Inc. (a)	323
36	Glatfelter	531
5	Schweitzer-Mauduit International, Inc.	114

		968

	Personal Products — 0.3%
3	Elizabeth Arden, Inc. (a)	70
8	NBTY, Inc. (a)	398
7	Prestige Brands Holdings, Inc. (a)	78

		546

	Pharmaceuticals — 1.2%
2	Adams Respiratory Therapeutics, Inc. (a)	54
2	Adolor Corp. (a)	19
14	Alpharma, Inc., Class A	325
1	AtheroGenics, Inc. (a)	4
2	Auxilium Pharmaceuticals, Inc. (a)	31
10	Barr Pharmaceuticals, Inc. (a)	443
2	Bradley Pharmaceuticals, Inc. (a)	31
5	Cypress Bioscience, Inc. (a)	37
1	Par Pharmaceutical Cos., Inc. (a)	30
64	Perrigo Co.	1,123
16	Sciele Pharma, Inc. (a)	372
2	Valeant Pharmaceuticals International	31

		2,500

	Real Estate Investment Trusts (REITs) — 6.4%
4	American Home Mortgage Investment Corp.	105
21	Anthracite Capital, Inc.	256
110	Anworth Mortgage Asset Corp.	1,075
22	Ashford Hospitality Trust, Inc.	259
6	BioMed Realty Trust, Inc.	160
2	Capital Trust, Inc., Class A (m)	82
8	EastGroup Properties, Inc.	413
9	Equity Inns, Inc.	143
3	Equity Lifestyle Properties, Inc.	173

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

2	Extra Space Storage, Inc.	34
30	FelCor Lodging Trust, Inc.	769
6	First Potomac Realty Trust (m)	171
43	Friedman Billings Ramsey Group, Inc., Class A	240
6	Government Properties Trust, Inc.	64
6	Hersha Hospitality Trust	73
26	Highland Hospitality Corp.	471
8	Highwoods Properties, Inc.	296
8	Impac Mortgage Holdings, Inc.	39
17	Innkeepers USA Trust	280
18	JER Investors Trust, Inc.	344
1	Kilroy Realty Corp.	81
4	LaSalle Hotel Properties	195
22	Lexington Realty Trust	456
5	LTC Properties, Inc.	116
4	Maguire Properties, Inc.	153
92	MFA Mortgage Investments, Inc.	712
10	Mid-America Apartment Communities, Inc.	540
4	National Health Investors, Inc.	116
1	Omega Healthcare Investors, Inc.	24
2	Parkway Properties, Inc.	115
33	Pennsylvania Real Estate Investment Trust	1,458
37	Post Properties, Inc.	1,697
10	RAIT Financial Trust	274
5	Saul Centers, Inc.	284
11	Senior Housing Properties Trust	253
8	SL Green Realty Corp.	1,043
23	Spirit Finance Corp.	343
10	Sunstone Hotel Investors, Inc.	273
5	Winston Hotels, Inc.	72

		13,652

	Road & Rail — 0.5%
1	AMERCO, Inc. (a)	98
1	Arkansas Best Corp.	42
10	Genesee & Wyoming, Inc., Class A (a)	265
14	Landstar System, Inc.	623

		1,028

	Semiconductors & Semiconductor Equipment — 1.6%
2	Actel Corp. (a)	35
2	Advanced Energy Industries, Inc. (a)	50
5	AMIS Holdings, Inc. (a)	55
9	Amkor Technology, Inc. (a)	110
18	Applied Micro Circuits Corp. (a)	67
10	Asyst Technologies, Inc. (a)	70
28	ATMI, Inc. (a)	841
8	Axcelis Technologies, Inc. (a)	63
30	Brooks Automation, Inc. (a)	520
6	Cirrus Logic, Inc. (a)	46
2	Cohu, Inc.	45
2	Conexant Systems, Inc. (a)	4
57	Credence Systems Corp. (a)	188
2	DSP Group, Inc. (a)	42
10	Entegris, Inc. (a)	106
2	Genesis Microchip, Inc. (a)	17
1	Kopin Corp. (a)	2
5	Kulicke & Soffa Industries, Inc. (a)	43
7	Lattice Semiconductor Corp. (a)	39
2	Mattson Technology, Inc. (a)	19
24	Microsemi Corp. (a)	508
5	MKS Instruments, Inc. (a)	115
7	ON Semiconductor Corp. (a)	62
2	Pericom Semiconductor Corp. (a)	18
3	Photronics, Inc. (a)	48
17	RF Micro Devices, Inc. (a)	105
3	Silicon Storage Technology, Inc. (a)	17
6	Skyworks Solutions, Inc. (a)	32
2	Standard Microsystems Corp. (a)	70
3	Zoran Corp. (a)	43

		3,380

	Software — 1.1%
2	Altiris, Inc. (a)	73
6	Aspen Technology, Inc. (a)	82
14	Blackbaud, Inc.	336
8	Lawson Software, Inc. (a)	63
2	Macrovision Corp. (a)	45
4	Magma Design Automation, Inc. (a)	48
10	Mentor Graphics Corp. (a)	155
18	MICROS Systems, Inc. (a)	958
6	Parametric Technology Corp. (a)	120
3	Progress Software Corp. (a)	78
2	QAD, Inc.	15
3	Quest Software, Inc. (a)	42
1	SPSS, Inc. (a)	43
13	Sybase, Inc. (a)	329
4	TIBCO Software, Inc. (a)	35

		2,422

	Specialty Retail — 3.9%
62	Aaron Rents, Inc.	1,628
14	Asbury Automotive Group, Inc.	381
97	Blockbuster, Inc., Class A (a)	626

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

47	Charming Shoppes, Inc. (a)	607
4	Christopher & Banks Corp.	82
4	CSK Auto Corp. (a)	64
2	Dress Barn, Inc. (a)	44
2	Genesco, Inc. (a)	79
8	Group 1 Automotive, Inc.	310
22	Guitar Center, Inc. (a)	1,000
3	Lithia Motors, Inc., Class A	77
18	Men’s Wearhouse, Inc.	837
19	Monro Muffler, Inc.	659
4	Payless ShoeSource, Inc. (a)	143
6	Rent-A-Center, Inc. (a)	165
2	Shoe Carnival, Inc. (a)	50
2	Sonic Automotive, Inc., Class A	57
27	Stage Stores, Inc.	620
25	Stein Mart, Inc.	405
1	Tween Brands, Inc. (a)	18
26	United Auto Group, Inc.	531

		8,383

	Textiles, Apparel & Luxury Goods — 2.3%
7	Brown Shoe Co., Inc.	305
10	Columbia Sportswear Co.	637
1	Deckers Outdoor Corp. (a)	99
30	Kellwood Co.	880
-(h)	Kenneth Cole Productions, Inc., Class A	10
6	Maidenform Brands, Inc. (a)	138
2	Movado Group, Inc.	56
1	Oxford Industries, Inc.	50
20	Perry Ellis International, Inc. (a)	643
31	Phillips-Van Heusen Corp.	1,799
4	Quiksilver, Inc. (a)	43
5	Skechers U.S.A., Inc., Class A (a)	175
3	Warnaco Group, Inc. (The) (a)	74

		4,909

	Thrifts & Mortgage Finance — 2.1%
13	Accredited Home Lenders Holding Co. (a)	118
31	Astoria Financial Corp.	834
16	Bankunited Financial Corp., Class A	335
-(h)	Berkshire Hills Bancorp, Inc.	13
4	CharterMac	70
2	City Bank	69
14	Corus Bankshares, Inc.	230
4	Dime Community Bancshares	48
3	Doral Financial Corp. (a)	6
2	Downey Financial Corp.	135
1	Federal Agricultural Mortgage Corp., Class C	38
1	First Financial Holdings, Inc.	48
16	First Niagara Financial Group, Inc.	220
2	First Place Financial Corp.	47
2	FirstFed Financial Corp. (a)	108
27	Flagstar Bancorp, Inc.	323
4	Franklin Bank Corp. (a)	73
3	ITLA Capital Corp.	146
11	MAF Bancorp, Inc.	455
5	Ocwen Financial Corp. (a)	58
7	Partners Trust Financial Group, Inc.	83
19	Provident Financial Services, Inc.	335
4	TierOne Corp.	114
32	United Community Financial Corp.	356
14	W Holding Co., Inc.	71
2	WSFS Financial Corp.	116

		4,449

	Tobacco — 0.3%
49	Alliance One International, Inc. (a)	449
3	Universal Corp.	184

		633

	Trading Companies & Distributors — 1.7%
17	Applied Industrial Technologies, Inc.	428
2	Electro Rent Corp. (a)	26
6	Kaman Corp.	137
4	UAP Holding Corp.	109
31	Watsco, Inc.	1,591
16	WESCO International, Inc. (a)	1,019
13	Williams Scotsman International, Inc. (a)	254

		3,564

	Water Utilities — 0.1%
-(h)	American States Water Co.	15
3	SJW Corp.	125

		140

	Wireless Telecommunication Services — 0.1%
3	Centennial Communications Corp. (a)	26
10	Dobson Communications Corp., Class A (a)	88

		114

	Total Common Stocks (Cost $160,858)	208,516

JPMorgan Multi-Manager Small Cap Value Fund

JPMorgan Multi-Manager Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Company — 0.9%
	Equity Fund — 0.9%
23	iShares Russell 2000 Value Index Fund (Cost $1,773)	1,902

	Total Long-Term Investments (Cost $162,631)	210,418

	Short-Term Investments — 1.2%
	Investment Company — 0.9%
1,987	JPMorgan Prime Money Market Fund (b) (Cost $1,987)	1,987

Principal Amount ($)

	U.S. Treasury Obligation — 0.3%
650	U.S. Treasury Notes, 4.84%, 11/30/07 (k) (m) (n) (Cost $647)	647

	Total Short-Term Debt Securities (Cost $2,634)	2,634

	Total Investments — 99.7% (Cost $165,265)	213,052
	Other Assets in Excess of Liabilities — 0.3%	557

	NET ASSETS — 100.0%	$213,609

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
4	Russell 2000 Index	June, 2007	$1,616	$42

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options,
TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,731
Aggregate gross unrealized depreciation	(3,944)

Net unrealized appreciation/depreciation	$47,787

Federal income tax cost of investments	$165,265

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Series Trust

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 25, 2007